Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan. 29, 2014
Timothy Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Value Fund CLASS I: TPVIX
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide you with long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	Your costs for this share class would be the same whether or not you redeem your shares at the end of any period.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund's total assets in U.S. Small Cap stocks. Small Cap stocks refer to the common stock of smaller companies — companies whose total market capitalization is less than $2 billion. This Fund invests using a value investing style. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  In determining whether to invest in a particular company, the Fund's Investment Manager focuses on a number of different attributes of the company, including the company's market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a "bottom up" approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

  The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Foreign Risk | The Fund's investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities.

  Value Investing Risk | Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Who Should Buy This Fund

The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 2000 Index is a widely recognized, unmanaged index of 2000 Small Capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Dec-11	Dec-08
19.04%	-26.99%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns noted above are for a Class that is not presented in this prospectus. The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns displayed are for class A shares only, and after-tax returns for other classes may vary.
Timothy Small-Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.49%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[1]
1 Year	rr_ExpenseExampleYear01	$ 137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
1 Year	rr_ExpenseExampleNoRedemptionYear01	137
3 Years	rr_ExpenseExampleNoRedemptionYear03	428
5 Years	rr_ExpenseExampleNoRedemptionYear05	739
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,624
Timothy Small-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	11.60%	[2]
2005	rr_AnnualReturn2005	(1.01%)	[2]
2006	rr_AnnualReturn2006	19.69%	[2]
2007	rr_AnnualReturn2007	2.87%	[2]
2008	rr_AnnualReturn2008	(32.50%)	[2]
2009	rr_AnnualReturn2009	20.05%	[2]
2010	rr_AnnualReturn2010	24.20%	[2]
2011	rr_AnnualReturn2011	(2.72%)	[2]
2012	rr_AnnualReturn2012	17.09%	[2]
2013	rr_AnnualReturn2013	49.53%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.99%)
1 Year	rr_AverageAnnualReturnYear01	41.28%	[2]
5 Year	rr_AverageAnnualReturnYear05	19.13%	[2]
10 Year	rr_AverageAnnualReturnYear10	8.22%	[2]
Timothy Small-Cap Value Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.04%	[2],[3]
5 Year	rr_AverageAnnualReturnYear05	18.40%	[2],[3]
10 Year	rr_AverageAnnualReturnYear10	6.83%	[2],[3]
Timothy Small-Cap Value Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.72%	[2],[3]
5 Year	rr_AverageAnnualReturnYear05	15.39%	[2],[3]
10 Year	rr_AverageAnnualReturnYear10	6.26%	[2],[3]
Timothy Small-Cap Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%	[2],[4]
5 Year	rr_AverageAnnualReturnYear05	20.08%	[2],[4]
10 Year	rr_AverageAnnualReturnYear10	9.07%	[2],[4]

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	The returns noted above are for a Class that is not presented in this prospectus. The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Class I shares commenced August 1, 2013.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes may vary.
[4]	The Russell 2000 Index is a widely recognized, unmanaged index of 2000 Small Capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.